Stock Plans (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Weighted-average remaining contractual life and aggregate intrinsic value of the Company's stock options outstanding, exerciseable, and vested and expected to vest
Weighted-average remaining contractual life, Outstanding	3 years 10 months 0 days
Aggregate intrinsic value, Outstanding	$ 619
Weighted-average remaining contractual life, Exercisable	3 years 6 months 0 days
Aggregate intrinsic value, Exercisable	586
Weighted-average remaining contractual life, Vested and Expected to Vest	3 years 10 months 0 days
Aggregate intrinsic value, Vested and Expected to Vest	$ 619